Capital Management, Corporate Governance Transparency Policy and Risk Management	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Capital Management, Corporate Governance Transparency Policy and Risk Management
52.	CAPITAL MANAGEMENT, CORPORATE GOVERNANCE TRANSPARENCY POLICY AND RISK MANAGEMENT
As a financial institution, the activities of Banco Macro SA are governed by Financial Entities Law No. 21526, as supplemented, and the regulations issued by the BCRA, and is exposed to intrinsic risks related to the financial industry. Moreover, the Bank adheres to the good banking practices laid out in BCRA Communiqué “A” 7465—Financial Entities Corporate Governance Guidelines.
The Bank publicly trades its shares on the Buenos Aires Stock Exchange (BCBA, for its acronym in Spanish) and, thus, it is subject to the regulations issued by the CNV.
Through General Resolution No. 797/19, as supplemented and amended, the CNV established the minimum contents of the Corporate Governance Code, adding notions of good corporate governance to corporate management as guidelines or recommendations that seek to provide transparency thereto. The CNV annually requires the issuance of a report in which financial institutions have to explain how the recommendations are implemented or to explain the reasons why it decided not to adopt the good practices described in such resolution. The Bank annually publishes a document called Corporate Governance Explanatory Report together with the Annual Report to the Shareholders for the fiscal year, required by regulations, which is available on the Bank’s website and on that of such enforcement agency.
This regulation reinforces the notions contained in Capital Markets Law establishing principles such as “full disclosure”, “transparency”, “efficiency”, “public investor protection”, “equal footing between investors” and “protection of the stability of financial entities and financial intermediaries”.
On the other hand, as the Bank lists its shares on the NYSE, qualifying as a foreign private issuer, it is required to comply with certain corporate governance standards as established in section 303A of the NYSE’s Listed Company Manual, as amended.
The main guidelines under the BCRA standards contemplated in the revised text “Financial Entities Corporate Governance Guidelines”, as supplemented, are as follows.

•	Ownership structure
As of December 31, 2025, the Bank’s shareholders are:

Full name / corporate name	Participating Interest	Voting Interest
Fideicomiso de Garantía JHB BMA	17.28	19.65
Carballo Delfín Jorge Ezequiel	19.27	20.87
ANSES FGS Law No. 26425	29.76	27.81
Grouped shareholders (Local stock exchanges)	11.21	10.67
Grouped shareholders (Foreign stock exchanges)	22.48	21.00

•	Board of Directors and Senior Management
The Bank’s Board of Directors is currently made up of 13 regular directors and 2 alternate directors. Members are renewed by thirds and the appointed Directors remain in office for three fiscal years. Directors are selected and appointed by the Shareholders’ Meeting. Once elected, the BCRA must confirm the designation of the Directors, expressly authorizing them to accept the designation, pursuant to the terms as to experience and knowledge, contained in the rules CREFI
2-Creation,
Operation and Expansion
–XV-
Financial Entities Authorities.

Name	Position
Jorge Pablo Brito	Chairman
Carlos Alberto Giovanelli	Vice chairman
Nelson Damián Pozzoli	Director
Fabián Alejandro de Paul (1)	Director
Agustín Mariano Álvarez (1)	Director
Constanza Brito	Director
Sebastián Palla (1)	Director
Mario Luis Vicens (1)	Director
Delfín Federico Ezequiel Carballo	Director
Marcos Brito	Director
José Alfredo Sánchez	Director
Daniela Anahí Rivarola Meilán (1)(2)	Director
Lucas Matías Gregorio (1)(2)(3)	Director
Juan Ignacio Catalano	Alternate director
Santiago Horacio Seeber	Alternate director

(1)	Independent director.
(2)	Designated by ANSES-FGS proposal.
(3)
As a proposal of ANSES-FGS, the Shareholders’ Meeting held on April 8, 2026 decided the designation of Miguel Iribarne as director to fill the vacancy created as a consequence of the expiration of Lucas Matías Gregorio’s term.

Directors should be morally suitable, experienced and knowledgeable in the banking business and meet the requirements established in the effective regulations, issued by the BCRA. Compliance with these requirements is assessed when the shareholders’ meeting appoints the directors and on a regular basis during their term of office.
At present, five Directors are independent, pursuant to the provisions of the CNV rules and regulations and the provisions of the Financial Entities Corporate Governance Guidelines issued by the BCRA.
Senior Management is directed by a General Manager appointed by the Board and also includes officers reporting directly to the general manager, forming the Senior Management, as well as officers of three staff areas reporting directly to the Board. Members are detailed below:

Name	Position
Juan Martín Parma	CEO
Guillermo Jejcic	Retail banking manager
Mercedes Bembibre	People manager
Francisco Muro	Distribution and sales manager
Adrián Mariano Scosceria	Corporate banking manager
Ernesto Eduardo Medina	Technology and banking transactions manager
Gastón Mooney	CRO
Juan Domingo Mazzón	Strategy, management control and institutional relations manager
Agustín Devoto	Wealth management, asset management and private banking manager
Jorge Francisco Scarinci	CFO

•	Committees
The corporate
by-laws
state that the Board of Directors may establish the Committees that it deems appropriate for the business of the Bank, as well as appoint their members. The Bank currently features the following Committees:

Committee	Functions
CNV Audit / SEC	They are established in Capital Markets Law, as supplemented.

Internal Audit	Overseeing the proper operation of the internal control systems defined at the Bank through a periodic assessment thereof and contributing to improving the effectiveness of internal controls.

Risk Management	It is in charge of monitoring Senior Management’s activities involving the management of credit, market, liquidity, operational, compliance and reputation risks, among others. It advises the Board of Directors on the Bank’s risks.

Assets and Liabilities	Setting out the Bank’s financial strategy, analyzing the markets and establishing the policies on assets and liabilities, management of market, liquidity, interest rate and currency risks.

Technology Governance	Overseeing the proper operation of the information technology environment and contributing to improving the effectiveness thereof.

Information Security	Overseeing the protection of information assets, ensuring the confidentiality, integrity and availability of information and compliance with the Bank’s security policies.

Credit	Approving credit transactions based on credit capacity.

Legal Recovery	Engaged in defining payment arrangements exceeding the predetermined parameters, as well as reclassifying portfolio to be subject to legal proceedings or accounting derecognitions.

Personnel Incentives	Ensuring the financial incentives for personnel system is consistent with the culture, the objectives, the business in the long term, the strategy and the control environment of the Bank.

Ethics and Compliance	Ensuring the Bank has the proper means to promote correct decision-making and compliance with internal and external regulations.
Corporate Governance and Designations	The Committee’s duties include those related to the process of renewing and replacing Senior Management members and the succession plans. It is also in charge of applying the Corporate Governance Code at the Bank and at its subsidiaries.

Anti-money Laundering of assets and terrorism financing	Planning and coordinating compliance with the policies established by the Board of Directors on the matter.

Financial Services User Protection	The duties of this Committee include those related to ensure the existence and maintenance of a financial services user protection process and a customer service system.

•	Code of ethics
The Bank has established a Code of Ethics for directors and senior management, expecting that their members act according to the highest standards of personal and professional integrity in all aspects of their activities; to comply with the applicable law, to discourage reproachable behaviors and to comply with the Bank’s Code of Conduct and other policies and procedures governing employee conduct. This Code of ethics is supplemental to the Bank’s Code of Conduct.

•	Code of Conduct
The Bank promotes a work environment where responsibility, execution, commitment, results, loyalty, honesty, good communication and teamwork are encouraged.
The goal is to base daily relationships on mutual respect, trust and cordial and simple behavior between coworkers and bosses as well as with suppliers and customers, developing all the activities with the highest ethical working and personal principles.
In that direction, the Code of Conduct is intended to establish the principles and values that all Bank members must comply with. The trust provided by shareholders, customers and the general public depends to a large extent on compliance with these principles.
Likewise, the Bank has a specific Code of Conduct for stock market practices as a framework that helps unify standards of conduct at Banco Macro SA and the Group’s subsidiaries, in order to strengthen integrity and transparency in the Bank’s and its subsidiaries’ stock market operations.

•	Ethical line
According to ethical behavior standards, an Ethical line or a report channel was implemented for the Bank and its subsidiaries, which is managed by an external third party, ensuring compliance with anonymity and confidentiality principles.
Reports are received by the Ethical and Compliance Committee, which becomes aware of them, as well as the resolution of cases, following the protocols.
Branches
As of the date of issuance of these consolidated Financial Statements, the Bank has 444 branches throughout the entire country.
Subsidiaries
The Bank carries out certain transactions through its subsidiaries, which are identified in Note 3 to these consolidated Financial Statements.
Business lines
The Bank’s business lines and transactions with trusts are mentioned in Notes 1 and 36 to these consolidated Financial Statements, respectively.

•	Incentive practices
The Bank adopts a compensation policy that comprises fixed and variable compensation; the latter is granted within the framework of an objective and competency assessment process.
The variable compensation program, in the context of the compensation policy, is consistent with the Bank’s mission, values, organization, objectives, long-term business sustainability, strategy, control environment and the prudent assumption of risk. It is aimed at recognizing the extraordinary performance displayed by employees according to:

•	Their contribution to the results reached.

•	Their management in keeping with the Bank’s mission and values.

In addition, the Bank has a Clawback Policy in accordance with the provisions of Section 303A.14 of the Listed Companies Manual of the New York Stock Exchange (NYSE), which was required by Rule
10D-1
of the Securities Exchange Act of 1934. The rule is applicable to any executive officer of the group and applies only in the event that the Bank or its subsidiaries required accounting restatement to correct a material error in the Financial Statements previously issued.
The key variables in determining compensation are:

•	The level of responsibility and complexity of the position.

•	The person’s competencies and potential.

•	The person’s performance and outcomes.

•	The position with respect to the benchmark market.

•	The results reached by the Bank.
The Incentives Committee is in charge of ensuring the financial incentives for personnel system are consistent with the culture, the objectives, the business in the long term, the strategy and the control environment of the Bank, and the prudent assumption of risks.
The Bank aims at compensating personnel ensuring performance recognition, internal equity, competitiveness, productivity, efficiency and added value.

•	Role of financial agent
The Bank acts as financial agent in the Provinces of Misiones, Salta, Jujuy and Tucumán and the Municipalities of San Miguel de Tucumán and Yerba Buena.

•	Corporate Sustainability Policy
The Bank is aware of its responsibility towards the surrounding communities. The Corporate Sustainability area promotes this development by fostering and implementing policies and actions that exert a positive social, environmental and economic impact.
Thus, it engages in constant dialogue with the different areas and stakeholders with the ultimate goal of creating social value and drafting policies aimed at promoting a fair, supporting and equal world.
These sustainability values are disclosed in the Comprehensive Report as a major milestone to align the financial information (in documents such as the Letter to the Shareholders and Financial Statements) and ensure their integration and consistency with corporate sustainability.

•	Anticorruption policy
Pursuant to Law No. 27401 (Law on Corporate Criminal Liability), the Board establishes that officers and employees of the Bank and its subsidiaries shall not offer to pay, pay or authorize the payment of money or anything of value to (public) officers to obtain or keep a business. It also extends these guidelines to the private sphere. These principles are contained in the Code of Ethics for directors and senior managers, and the Code of Conduct for all employees. Besides, the Bank has a Code of Conduct for suppliers.
The laws of other jurisdictions with similar prohibitions apply, especially the Foreign Corrupt Practices Act (FCPA), because Banco Macro SA is a foreign company that lists its shares in the NYSE and is subject to SEC control and oversight.
The Group companies that wish to perform any transaction involving any public administration officer, public agency or public company, either Argentine or foreign, shall communicate this event in advance to the Board through the General Manager and inform, before the transaction is conducted, the agents or intermediaries that may be involved in the transaction. The Bank also has a manual with guidelines for interacting with public officers.

This communication duty is not mandatory for the transactions derived from agreements with provincial financial agents (except for the subscription of framework agreements), ordinary bank transactions (for example, payroll processing) and the transactions that do not pose any major risk due to the minimum amounts involved.
Although these anticorruption policies are aimed at transactions within the public sector, they also apply to transactions between private parties, as specifically set forth in the Code of Ethic and the Code of Conduct.
The Bank has in place an Anticorruption Policy and an Integrity Program. The Ethics and Compliance Committee will be responsible for its adoption, follow-up
and period reporting to the Board.

•	Transactions with related parties – Policy on conflict of interest
As an authorized financial institution, Banco Macro SA complies with the provisions and reporting requirements established in Financial and Foreign Exchange Entities Law No. 21526 and the regulations issued by the regulatory agency (BCRA).
As established by law (Argentine Business Company Law No. 19550), specific applicable regulations (Capital Markets Law, as supplemented), professional accounting standards (Technical Resolution No. 21), IAS 24 and best practice recommendations, the Bank reports on the transactions with related parties in notes to the consolidated Financial Statements. Such transactions are carried out under usual market conditions. See also Note 20.
Under current Argentine legislation, directors are required to perform their duties with the loyalty and diligence of a prudent businessman. Directors are jointly and severally liable to the Bank, the shareholders and third parties for a poor performance of duties and infringements to the law, bylaws and regulations, as the case may be, and are responsible for repairing the damages caused by fraud, abuse of authority or negligence.
The loyalty duties of a director are considered to include: (i) the ban from using corporate assets and the confidential information to which he/she may have access for personal purposes; (ii) the ban from taking advantage or, due to errors or omissions, allowing a third party to take advantage of the Bank’s business opportunities, (iii) the obligation of acting as director only for the purposes established in the law, the Bank’s bylaws or the intention of the shareholders or the Board of Directors; and (iv) the obligation of taking extreme care so that the acts conducted by the Board of Directors have no direct or indirect effects against the Bank’s interests.
A director should notify the Board of Directors and the Audit Committee about any conflict of interest such director may have in a transaction proposal and should refrain from voting on the matter.

•	Public information
The information related to corporate governance at the Bank is included within the transparency policy contained in such precepts and, hence, is available to interested members of the public on the website www.macro.com.ar (“Conocenos” – Relaciones con Inversores) and additionally, some guidelines are disclosed in other notes to these consolidated Financial Statements. Moreover, the Bank’s public information is disclosed on the websites of the BCRA (www.bcra.gob.ar) and the CNV (www.cnv.gob.ar).
In addition, the Bank publishes the Market Discipline Report, pursuant to the guidelines established by the BCRA for such information regime, in accordance with the criteria of the Basel Banking Supervision Committee, which is available at the Bank’s website.
Integral Risk management
Within the framework of the Corporate Governance policy, the Board of Directors of the Bank resolved the creation of a Risk Management Committee. The Bank has appointed a Risk Manager who reports directly to the Board of Directors.
Its duties include ensuring that an independent risk management be established, establishing policies, procedures and measurement methodologies and report systems which allow the identification, measurement and monitoring of the risk under its charge and also the duties of each organizational level in the process.
The risk management process includes the establishment of the exposure limits for each risk by the Board of Directors, a follow-up
on the exposure to each limit by the persons in charge, the preparation of regular reports for the Risk Management Committee, a follow-up
on the alerts and the implementation of action plans regarding the alerts and the guidelines for developing stress tests.
The system supplements the policies and procedures specific to each risk (Financial, Credit, Operational, Counterparty Credit, Country Risk, Securitization, Reputational, Compliance, Strategic Risks, among others).

Risk Management
The main procedures carried out by the Risk Management Department are:

•	Stress tests
The process of stress test includes documenting and formalizing the program as well as the persons in charge of carrying it out, the frequency of testing and the validation of the system. It also contemplates the Contingency Plan based on the test results. The Risk Management Committee leads and coordinates this application.

•	Economic Capital Calculation
The Financial Models and Risk Management estimates the economic capital for each one of the individual risks (Market, Liquidity, Interest Rate, Credit, Counterparty Credit, Concentration, Operational, Securitization, Strategic and Reputational) determined for the Bank on a consolidated basis with its subsidiaries with the same scope as the regulation. The methods used to deal with subsidiaries are exactly the same.
The economic capital sufficiency evaluation process is an integral part of the corporate governance and risk management culture of the Bank.
Quantified economic capital was implemented as a formal procedure, and is a tool used in the day-to-day
management of risks.
The methods used to measure the economic capital of each risk were documented and approved by the Management, pursuant to the internal rules on Corporate Governance and Risk Management.
The results must serve to support decision-making, including strategic decisions adopted by the Board and the Senior Management. In this way they may:

•	Estimate the level and trend of the relevant risks and the effects thereof on capital needs.

•	Evaluate the reasonability of the basic assumptions used in the capital measuring system and the sensitivity of the results to changes in those assumptions.

•	Determine whether the Bank has sufficient regulatory capital to cover the different risks and if it meets the capital sufficiency goals required.

•	Consider its future capital requirements based on the risk profile and, according thereto, introduce the necessary adjustments into the strategic plan.
The essential elements of the capital evaluation include:

•	Policies and proceedings ensuring the risk management process.

•	A process connecting economic capital with risk level.

•	A process establishing capital sufficiency goals based on the risks, taking into account the strategic approach and the business plan.

•	An internal control process, in order to secure a comprehensive risk management.
Excessive risk concentration:
To avoid excessive risk concentrations, the Bank’s policies and procedures include specific guidelines to focus on keeping a diversified portfolio. The identified credit risk concentrations are controlled and managed accordingly. The selective coverage is used at the Bank to manage risk concentrations both in terms of relationships and industry.
In addition, note that the Bank meets the provisions established by the BCRA as regards maximum assistance limits to given groups of debtors, in order to atomize the portfolio, reducing credit risk concentration.

Minimum capital requirements:
The table below shows the minimum capital requirements measured on a consolidated basis, effective for the month of December 2025, along with its integration (computable equity liability) as of the end of such month:

Item	12/31/2025
Minimum capital requirements	1,316,638,136
Computable equity	4,930,959,442

Capital surplus	3,614,321,306

The following are the policies and processes aimed at identifying, assessing, controlling and mitigating each one of the main risks:

52.1	Credit Risk
Credit risk is the risk that the Bank incurs a loss because its customers or counterparties fail to discharge their contractual obligations.
The Bank manages and controls credit risk by setting limits on the amount of risk it is willing to accept and by establishing indicators for monitoring.
The Board approves the credit and risk assessment policy to provide a framework to generate businesses to achieve a proper relationship between the risk assumed and profitability. The Bank has procedure manuals detailing the related guidelines, compliance with effective regulations and limits set. The goals are:

•	Achieving an adequate portfolio segmentation per type of customer and economic sector.

•	Enhancing the use of tools to analyze and assess risk that best adjust to the customer’s profile.

•
Establishing consistent guidelines to grant loans following conservative parameters based on the customer’s solvency, cash flows and profitability in the case of companies, and revenues and equity in the case of individuals.

•
Establishing limits to individual powers to grant credits according to their amount, tending to the existence of specific committees, which, according to their scope of influence, will define the levels of assistance.

•	Enhancing the quality of the risk assumed, with proper guarantees according to the term of the loan and the level of risk involved.

•	Monitoring on an ongoing basis the loan portfolio and customer level of compliance.
Credit risk management involves the existence of a structure with the characteristics needed to attain the organizational goals during the stages of the credit cycle: admission, follow-up,
monitoring and recovery.
The risk assessment process is differentiated based on whether customers belong to Corporate Banking or Retail Banking.
To assess Corporate Banking customers, the Bank has different methods involving different responsibility levels that become increasingly complex according to the size of the transactions in terms of assistance types and amounts, weighed by terms and hedges with guarantees.
For the authorization of assistance involving small amounts, self-liquidating collaterals or temporary assistance, the Bank grants special credit powers, on a personal basis, to higher-ranking officials based on their knowledge, experience and training. At any rate, the use of these powers is associated with the outcome of an objective assessment, avoiding any discretion in the credit approvals.
To grant predefined products and restricted amounts to the Small Companies and Agro segments, the Bank has standardized assessment systems that are used on a decentralized manner and include origination scoring and screening methods to admit and assign limits, based on the customers’ economic, financial and equity information. There is also a centralized massive qualification periodic process that Risk Management makes available to branches on a continuous basis.

When transactions in amount the instances of authorization by delegated powers or through the decentralized risk analysis, ratings are approved in the Credit Committees. The powers vested on the different decision-making bodies are continuously reviewed to adjust them to the Bank’s volume of transactions and thus improve credit rating.
The risk analysis of assistance addressed in the Credit Committees is carried out at the Corpo and Megra Credit Management by specialized risk analysts that prepare separate risk reports per customer or group of companies, which are provided to Committee members to support the credit decisions made.
Risk reports include, at least, information regarding the use of loans and their source of repayment, the debtor’s historical and current behavior and the group of companies to which it belongs; the debtor’s repayment capacity based on cash flows; the guarantees that will cover the transactions, the ownership status, the enforcement possibilities and their sensibility to the changes in the economy; the market in which the debtor operates and the debtor’s position, and the debtor’s equity, economic and financial position and possibility of accessing loans.
The Committees’ resolutions include the terms and conditions applicable to the assistance in terms of the amount, currency, terms, guarantees and follow-up
provisions, among others. The decisions are based on the debtor’s cash flows and payment capacity and only to a secondary extent on debtor’s equity and risk mitigating factors.
Credit risk assessment for Retail Banking customers, is governed by specific policies that consider customers’ inclusion in one of the following segments:

•	Salary Plan customers (Public and Private) and retirees whose their retirements and pensions are deposited in the Bank.

•	Open Market customers.
To speed up origination circuits, the Retail Credit Management has widened the use of scoring methods, which impose a minimum limit for the customer to be admitted for credit purposes, considering an acceptable delinquency level.
Consumer portfolio qualifications are available on a permanent basis to branches in the system called Customer Relationship Management (CRM) and to customers through digital channels, which allows operating within the limits and conditions approved by the Risk Management on a centralized basis. This modality restricts the operating risks that are inherent to the assessment.
For new
non-prequalified
customers, the originator or the client itself enters the requested transactions in the risk assessment system related to the customer segment, which approves or rejects the transaction; if approved, maximum assistance amounts by product are provided. Assessment systems are mainly based on an admission and certain maximum indebtedness rules and installment/income ratio. The assessment systems are based mainly on a qualification score and certain maximum indebtedness and installment/income relationship rules.
There are specific rules regarding the debtor’s file integration to duly document the data entered into the assessment systems. Credit risk officers also define a credit power system based on the margins to be approved and, if applicable, the exceptions admitted.
The assessment process and its relationship with the loan settlement process, is fully automated: all customers must have a
CRM-approved
(individual or massive) assessment, an essential requirement to be granted a credit product. In addition, as part of the assessment process, the exception flow and the control of credit powers are also automated. These actions managed to reduce operating risks and allowed tracing transactions and their approval levels.
The Bank adopts processes to detect interrelated debtor groups with correlated risk (group of companies) and to group risk exposures with the same debtor or counterparty in different lines of credit.
Before the transactions are settled, a series of controls are implemented to reduce related credit and operating risks and classify transactions within the technical relationships regulatory framework.
The Bank implements a formal, robust and well-defined process to manage nonperforming loans. These procedures are differentiated based on the type of portfolio and delinquency status.
To mitigate credit risk, guarantees are requested on agreed financing. A particular area of the Risk Management Department manages all guarantees received by the Bank and assesses and updates regularly the appraisal value and effective term to monitor the quality of risk mitigators.
Credit risk allowances of the loan portfolio
As from 2020, the Bank’s policy concerning credit risk allowances is based on the calculation of ECL based on analytical models (statistical models related to loan portfolio management) pursuant to IFRS 9. According to the guidelines in section 5.5. on Impairment (including the principles and methods to recognize ECL due to significant increases in credit risk and the subsequent impairment of financial assets for ECL), the Bank recognizes the impairment of its financial assets.
The criterion to assess whether an instrument is impaired will depend on the type of analysis to which customers are exposed: to estimate ECL on a collective basis, disclosures are grouped based on customer segments showing similar risk characteristics that are relevant for their analysis, while the purpose of the individual assessment is the ECL estimate for customers with significant risk or customers which require a specific treatment, or do not have consistent characteristics with other portfolio segments for which the statistic information is insufficient to predict future behavior.
The following chart shows the composition of loan loss allowances according to the type of financial instrument as of December 31, 2025, and 2024:

Composition	12/31/2025	12/31/2024
Loans and other financing	507,532,406	162,271,441
Loans commitment	25,172,929	10,401,480
Other financial assets	1,374,705	368,228
Other debt securities at amortized cost	971,415	800,929
Other debt securities at fair value through OCI	11	110,160
Financial assets delivered as a guarantee		6,545

Total	535,051,466	173,958,783

The Risk Management is responsible for, among others, credit risk management, which consists of identifying, assessing, following up, controlling and mitigating this risk across credit cycle stages.
The design and development of ECL Models is the responsibility of the Financial Models and Risk Management. It reports to the Risk Management, which is also in charge of designing and calculating rating and scoring models to quantify credit risk and the measures to calculate PD, EAD and LGD, as well as other models to calculate the impact of the prospective view. Wholesale Corpo and Megra Credit Management also participates in this task.
The Collections and Credit Administration Management, through the Credit Review area, analyze the entire portfolio under individual assessment and classifies customers in different credit risk stages. Together with the Corpo and Megra Credit Management, the SME Credit Management and Credit Recovery Departments (that contribute their view from a standpoint of risk assessment and recovery management), they calculate ECL for corporate customers in stage 2 and stage 3.
The definitions and assessment of ECL are regularly presented to the Risk Management Committee, which approves the model methodologies, adjustments and validation.

52.1.1	Assessment of credit risk impairment
Definitions of significant increase in risk (SICR), impairment and default
The Bank recognizes the impairment of its financial assets according to point 5.5. of IFRS 9. To such end, the Bank calculates the ECL of financial instruments over a three stage risk model based on the changes in credit quality detected since the initial recognition, as summarized below:

•	Stage 1: includes financial instruments which credit risks have not increased significantly since initial recognition;

•	Stage 2: includes financial instruments which significantly SICR but it is not yet considered credit-impaired, and

•	Stage 3: comprises credit-impaired financial instruments.

The Bank measures ECL according to the following definitions:

•	For financial instruments included in Stage 1, the Bank measures ECL as the portion of lifetime ECL that result from potential default events within the next 12 months.

•	For financial instruments included in Stages 2 and 3, the Bank measures lifetime ECL.

•	To calculate ECL, prospective information is considered according to IFRS 9.
Default
:
The default status is defined according to the type of portfolio and segment, and thus, the impairment model is applied in accordance with the risk of each transaction. The default status is defined as follows:

•	For the Commercial Portfolio: there is a “Default” if the customer, based on an individual analysis, has been classified in Stage 3, as described in “Customers analyzed on an individual basis”.

•
For the
Medium-sized
and large companies and Corporate segments of the Commercial Portfolio Comparable to Consumer: there is a “Default” if the customer has a transaction that is more than 90 days past due or if a refinancing loan has been granted.

•
For the Consumer Portfolio or the Commercial Portfolio Comparable to Consumer (excluding
Medium-sized
and large companies and Corporate segments): there is a “Default” if the transaction is more than 90 days past due or if a refinancing loan has been granted in relation to the product assessed in the performance period.

Customers analyzed on a collective basis
:
For the group of transactions in the Consumer portfolio and the Commercial Portfolio Comparable to Consumer, which is deemed a collective analysis portfolio, the Bank defined the application of the following delinquency criteria under IFRS 9:

•
Stage 2: it involves the transactions that are more than 30 days past due, refinanced transactions that are more than 90 days past due, and those with PD differences between the time of transaction observation and origination and implying a SICR in absolute and relative terms.

•	Stage 3: transactions that are more than 90 days past due.
Thus, summing up, the criterion used by the Bank to define the different transaction staging rules, according to its reporting structure, depend on the following characteristics:

•	Type of product

•	Portfolio

•	Segment

•	Delinquency

•	Refinancing

•	SICR under qualitative criterion
ECL calculation
:
The ECL is calculated using the following formula, the parameters of which are described below:

ECL = PD x EAD x LGD
Probability of default (PD)
The PD represents the probability of not paying for a transaction within a given term.
To calculate expected losses, the Bank considers the creation of two types of probabilities of default:

•
PD at 12 months (Point in Time – PIT): this is the estimated probability of occurrence of a default in the next 12 months of life of the instrument after the analysis date. The Bank uses this criterion for the transactions with no SICR.

•
PD Lifetime: this is the estimated probability of occurrence of a default throughout the remaining life of an instrument, i.e. the PD referring to the maximum contractual term during which the entity is exposed to the credit risk. The Bank applies this criterion to transactions with SICR (Stage 2), as established in IFRS 9.

The PDs are assessed per customer in individual analyses and per product in the case of customers analyzed collectively.
The PDs are amended by the macroeconomic models applied for the prospective vision.
The proposals to implement PD models are submitted for approval to the Risk Management Committee. The methods, variables, development population, observation windows and results that support the preparation of these models are tested and adjusted at least once a year.
The following table discloses the risk levels score and rating arising from the Bank’s models:

Category	12/31/2025		12/31/2024
	Weighted PD	% Gross carrying amount	Weighted PD	% Gross carrying amount
Performing	2.14%	93.06%	1.53%	96.83%
High grade	0.77%	78.22%	0.68%	85.76%
Standard grade	4.96%	6.79%	4.56%	6.06%
Sub-standard grade	13.00%	8.05%	12.19%	5.01%
Past due but not impaired	46.40%	4.01%	34.61%	2.05%
Impaired	100.00%	2.93%	100.00%	1.12%

Total		100.00		100.00

Exposure at default (EAD)
The EAD represents the exposure of a financial instrument on the date of the analysis, i.e. the level to which the Bank is exposed to credit risk in the event of a potential default by the counterparty.
To calculate the EAD, segmentation is performed at product level, according to the following differentiation:

•
Products with no exposure certainty: in the case of revolving products (credit cards and saving accounts) in stages 1 and 2, in order to calculate the EAD, it is necessary to estimate a credit conversion factor (CCF). For these transactions, the CCF represents the average percentage of exposure increase that may be observed in a contract from measurement to default. For these products, in stage 3, no additional increase is considered in the exposure.

•
Products with exposure certainty: in these types of products (generally amortizable loans), future exposure is known because the counterparty cannot increase its exposure beyond what was agreed upon in the contractual schedule. Therefore, the CCF does not apply to these products, and the EAD varies at each moment in time by reflecting the amortization of the loan balance due.

Loss given default (LGD)
LGD is the estimated loss in the case of default. It is based on the difference between all contractual cash flows and the cash flows expected by the lender (i.e., all cash shortfalls), considering the proceeds from the realization of collateral.
It is the supplement to the unit of the recovery rate; that is, the proportion not collected by the Bank with respect to the EAD. Consequently, the amount at default is compared with the present value of the amounts recovered after the date of default.
LGD varies based on the type of counterparty, aging, type of claim and the existence of guarantees securing credits. It is expressed as a percentage of the loss for EAD.
Just as the PDs, to assess the LGD, a distinction is made per customer in individual analyses and per product in the case of customers analyzed collectively. The Bank bases its estimates on the historical information observed regarding the recoveries obtained on customers or default transactions, discounted at the effective interest rate of such agreements and measured upon default.

Once the recovery rates are obtained, this behavior is projected through the triangle method to estimate the periods with less maturity. Finally, the weighted average of the loss for each portfolio is determined.
The LGDs are also amended by the macroeconomic models applied for the prospective vision.
Customers analyzed on an individual basis
:
The Bank’s credit risk impairment assessment model is set to analyze individually all Corporate Portfolio customers, as defined by the BCRA, financial institutions, the public sector and government and private securities.
To make such an assessment, some objective data were defined to analyze whether there is a SICR and to determine whether it should be reclassified to stage 2 or to stage 3 when a default is produced or expected, or whether they should remain in stage 1. Those events comprise mainly material delays in the main credit lines granted, the Bank’s legal action for the assistance granted, the petition for insolvency proceedings or bankruptcy, and past due loans with pending principal, among others.
All the customers subject to the individual analysis are examined on a monthly basis to define the stage, following different criteria for each one of them:
Stage 1: the customers whose individual assessment reflects the following characteristics are deemed included:

•	The financial instruments did not experience significant risk increases.

•	The customer’s cash flow analysis shows that it has the ability to meet all its obligations adequately.

•	It has a liquid financial position, with low level of indebtedness.

•	Cash flows are not subject to drastic changes in the event of major variations in the behavior of own and sector variables.

•	It regularly pays its obligations, even when it suffers minor and insignificant delays.
This stage also includes:

•
The customers previously included in stages 2 or 3 who are verified to have improved their credit risk indicators and meet the parameters defined for stage 1, through an individual analysis at the date of the study, as long as they have stayed a minimum period of 90 days in Stage 2.

Stage 2: this stage includes the customers that, based on the individual analysis of their payment capacity, have a SICR that is not sufficiently severe to set default as defined for stage 3.
Some elements considered upon defining the existence of a significant increase in credit risk are:

•	Profitability, liquidity and solvency indicators that tend to weaken, or some of the indications of impairment:

•	There is a significant increase in payables without a consistent rise in revenues.

•	There is a major decline in operating margins, or existence of operating loss.

•	There are adverse changes in the context that exert a negative effect on future financial flows.

•	There is a drastic decline in demand or negative changes in the business plans.

•	There are significant changes in the value of the guarantees received.

•	The arrears in payment to the Bank are due to current operating or extraordinary circumstances, and a prompt resolution is expected.
This stage also includes:

•	The customers that, having been included in stage 3, improved their credit risk indicators and are no longer at default, but which status prevents them from being reclassified to stage 1.

•	Refinanced customers that have paid at least 20% of the capital owed and also fulfill the rest of the indicators to be considered in Stage 2.

Stage 3: it includes the customers that, after an individual analysis, experience some of the following situations:

•	Significant delays in the main credit lines granted, with no agreement with the Bank.

•	Have been subject to complaints filed the Bank for the recovery of the assistance granted.

•	Filed for insolvency proceedings or went into bankruptcy

•	Refinance their payables systematically and have still not settled over 20% of the refinanced principal.

•	Cash flows analysis shows that it is highly unlikely that the customer may meet all its obligations in the agreed-upon conditions.
The Credit Administration Department analyzes all the portfolio under this approach, with special emphasis on customers in stages 2 and 3 in the previous month and those showing objective data that could evidence the existence of a SICR. The study is supplemented with the macroeconomic context and other news in relation to the performance of customers. Its staging proposal is submitted to the consideration of Corpo and Megra Credit Management, the SME Credit and Corporate Collections Management, which incorporate their own vision of the customer or the activity sector. The final assessment of the stage assigned to each customer is approved by the Collections and Credit Administration Management and is used as an input to estimate the ECL of the customers analyzed on an individual basis.
ECL calculation for customers included in an individual analysis
:
Stage 1: the estimates of the customers classified in stage 1 arise from the parameters under expected credit loss models, whose characteristics are described in the previous sections on PD, EAD and LGD.
Stages 2 and 3: based on the evidence gathered upon the analysis, the Credit Risk Management –considering the level of progress of collection negotiations, as well as the evidence from a potential sale of collateral received or other credit improvements making up the contractual terms– prepares three potential recovery scenarios for each credit transaction of stage 2 and 3 customers, calculating the current value of expected flows for each scenario, which are weighted in view of their probability of occurrence. The expected loss of each transaction is the difference between the book payable of each transaction and the present weighted value of expected cash flows.

52.1.2	Prospective information used in ECL models
The calculation of ECL for risk impairment includes and is adjusted prospectively with respect to the portfolio behavior. To such end, the Bank examines the macroeconomics variables which have an impact on PD and LGD and designed 4 models for the case of PD: Retail, Agro, Pymes (for clients under collective analysis) and Corporate (for clients under individual analysis); and 2 models for the case of LGD: Consumer, and Commercial and Comparable to Consumer.
The main economic variables that impact on the expected losses used to calculate ECL for each economic scenario are changes in GDP and changes in real wages, among others.
As established in IFRS 9, impact is calculated based on the different behavior scenarios of the variables; to such end, a
36-month
estimate on the variables used for the models is requested from a well-known economic consulting firm. This estimate is prepared for three alternative macroeconomic scenarios, to which a likelihood of occurrence is assigned.
Finally, the Bank calculates ECL by applying the alternative scenarios on a weighted basis, which are updated at least on a quarterly basis in each calendar quarter.
The value of the macroeconomic variables used in calculating the forward-looking adjustment is restricted to econometric model calculations and the estimates of the independent consultant in relation to those variables.
The following table shows the estimated values for the main macroeconomic variables used in the models for each scenario (base case, alternative 1 [downside case] and alternative 2 [upside case]), with the assigned probability of occurrence to each scenario:

Key Drivers	ECL Scenario	Assigned probabilities	2026	2027	2028
		%	%	%	%
GDP growth %	Base case	70	4.46	4.99	3.51
	Alternative 1 (Downside case)	20	1.96	2.51	2.95
	Alternative 2 (Upside case)	10	5.49	6.01	3.96
Real Wages %	Base case	70	1.96	5.53	3.47
	Alternative 1 (Downside case)	20	0.32	2.01	3.03
	Alternative 2 (Upside case)	10	3.02	6.98	5.02

52.1.3	Overview of modified and forborne loans
From a risk management point of view, once an asset is forborne or modified, the Bank’s special department for distressed assets continues to monitor the exposure until it is completely and ultimately derecognized.
The amortized cost of loans modified during 2025 and the associated net modification amounted to 127,305,343 and 23,003,607, respectively. The amortized cost of loans modified during 2024 and the associated net modification amounted to 19,797,981 and 632,911, respectively.

52.1.4	Portfolio quality
The table below shows the analysis by aging of performing loans in arrears (in days):

Portfolio Type	12/31/2025
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	99.5%	0.3%	0.2%	0.0%	0.0%
Commercial loans comparable to consumer	99.9%	0.1%	0.0%	0.0%	0.0%
Consumer loans	100.0%	0.0%	0.0%	0.0%	0.0%

Total	99.8%	0.1%	0.1%	0.0%	0.0%

Portfolio Type	12/31/2024
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	99.9%	0.1%	0.0%	0.0%	0.0%
Commercial loans comparable to consumer	99.8%	0.2%	0.0%	0.0%	0.0%
Consumer loans	100.0%	0.0%	0.0%	0.0%	0.0%

Total	99.9%	0.1%	0.0%	0.0%	0.0%

The following table shows the loans and other financing portfolio under credit risk by industry sector, classified by risk stage and identifying the expected loss calculated under individual or collective basis:

	1		2		3	12/31/2025
	Collective	Individual	Collective	Individual
Loans and other financing	6,993,550,270	3,184,636,890	694,845,767	14,715,447	328,099,055	11,215,847,429
Non-financial public sector	4,428,643	224,033,600	410		5,734	228,468,387
Other financial entities	7,692	117,683,476				117,691,168
Non-financial private sector	6,989,113,935	2,842,919,814	694,845,357	14,715,447	328,093,321	10,869,687,874
Individuals	3,348,245,753	106,659,949	379,745,701		184,028,495	4,018,679,898
Manufacturing industry	469,621,688	1,078,617,006	42,236,393	14,715,447	27,614,571	1,632,805,105
Agricultural and cattle industry	1,046,069,698	360,705,523	61,504,492		27,552,144	1,495,831,857
Services	866,315,199	299,297,630	83,494,115		32,512,156	1,281,619,100
Commercial activities	819,665,277	332,923,924	84,257,134		35,399,895	1,272,246,230
Exploration of mines and quarries	43,286,899	310,909,634	3,744,456		5,186,071	363,127,060
Financial intermediation	31,712,252	215,904,481	1,006,156		258,374	248,881,263
Construction activities	136,089,348	54,762,728	16,773,051		7,147,426	214,772,553
Electricity supply and gas	6,218,562	74,861,117	260,636		71,611	81,411,926
Public administration	25,350,916		2,262,287		874,309	28,487,512
Water supply and public sanitation	1,999,246	384,145	95,448		631,727	3,110,566
Education	194,539,097	7,893,677	19,465,488		6,816,542	228,714,804

	1		2		3	12/31/2024
	Collective	Individual	Collective	Individual
Loans and other financing	5,516,752,488	1,964,390,336	205,567,575	19,929,312	87,644,637	7,794,284,348
Non-financial public sector	1,358,433	90,640,716	1,555			92,000,704
Other financial entities	463,333	81,524,149	1,101,518			83,089,000
Non-financial private sector	5,514,930,722	1,792,225,471	204,464,502	19,929,312	87,644,637	7,619,194,644
Individuals	2,838,872,375	62,558,006	105,383,341		44,906,607	3,051,720,329
Manufacturing industry	341,420,065	568,301,470	8,660,309	4,014,452	5,217,426	927,613,722
Agricultural and cattle industry	685,249,467	250,744,282	43,162,743		12,879,445	992,035,937
Services	700,316,343	128,917,284	21,881,289		11,545,165	862,660,081
Commercial activities	572,834,011	248,426,496	16,728,267	15,914,860	9,541,785	863,445,419
Exploration of mines and quarries	35,155,973	227,122,267	1,044,863		135,890	263,458,993
Financial intermediation	26,997,790	194,803,435	207,577		57,337	222,066,139
Construction activities	104,993,766	55,478,524	3,428,608		887,100	164,787,998
Electricity supply and gas	5,625,617	41,403,511	69,948		11,396	47,110,472
Public administration	22,115,027		429,299		326,722	22,871,048
Water supply and public sanitation	1,582,070	391,260	14,845		63	1,988,238
Education	179,768,218	14,078,936	3,453,413		2,135,701	199,436,268

52.1.5	Collateral and other credit improvements

•	Guarantees received for the entire portfolio
The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2025.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	11,215,847,429	9,066,115	420,667,860	678,765,297	267,361,438	51,607,073	2,076,463,103	3,503,930,886	7,711,916,543	507,532,406
Loans commitment	6,015,801,395	11,877,237		8,915,762	18,972	1,780,604	88,661,125	111,253,700	5,904,547,695	25,172,929
Other debt securities at amortized cost	4,298,632,974								4,298,632,974	971,415
Other financial assets	690,161,950								690,161,950	1,374,705
Other debt securities at fair value through OCI	118,166,384								118,166,384	11

Total	22,338,610,132	20,943,352	420,667,860	687,681,059	267,380,410	53,387,677	2,165,124,228	3,615,184,586	18,723,425,546	535,051,466

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2025.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	328,099,055		138,757	14,890,931			30,920,700	45,950,388	282,148,667	245,585,902
Loans commitment	115,391								115,391
Other financial assets	1,373,672								1,373,672	1,373,672

Total	329,588,118		138,757	14,890,931			30,920,700	45,950,388	283,637,730	246,959,574

•	Guarantees received for the entire portfolio
The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2024.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	7,794,284,348	12,153,965	331,292,575	260,067,366	162,554,671	7,676,386	1,618,620,194	2,392,365,157	5,401,919,191	162,271,441
Loans commitment	5,598,081,210	10,196,171		6,530,875	1,225	2,166,750	63,628,765	82,523,786	5,515,557,424	10,401,480
Other debt securities at amortized cost	3,535,733,359								3,535,733,359	800,929
Other financial assets	660,715,986								660,715,986	368,228
Other debt securities at fair value through OCI	584,781,586								584,781,586	110,160
Financial assets delivered as a guarantee	29,089,363								29,089,363	6,545

Total	18,202,685,852	22,350,136	331,292,575	266,598,241	162,555,896	9,843,136	1,682,248,959	2,474,888,943	15,727,796,909	173,958,783

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2024.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	87,644,637	224,433	1,966,755	6,809,865			12,891,309	21,892,362	65,752,275	63,863,196
Loans commitment	82,593								82,593

Total	87,727,230	224,433	1,966,755	6,809,865			12,891,309	21,892,362	65,834,868	63,863,196

The methodologies described below for calculating the Economic Capital of each of the risks are supported by their corresponding methodological document.

52.2	Credit and Concentration Risk
The methodology aims to quantify the capital required to cover Unexpected Loss, defined as the difference between the loss associated with a 99.9% confidence level and the Expected Loss. The model projects risks considering a one-year
temporal line.
The following parameters are considered for calculating economic capital for Credit Risk:

•
Probability of Default (PD):
“Full Cycle” probabilities are used for the capital calculation. For retail banking products, the probability is adjusted using historical factors from the last 7 years, while
5-year
averages are used for wholesale client models to moderate fluctuations in the economic cycle.

•
Exposure at Default (EAD):
represents the total amount at risk at the time of default. It includes the current balance plus an estimation of future utilization of undrawn credit lines, calculated through credit conversion factors.

•
Loss given Default (LGD):
is the percentage of the exposure that is not expected to be recovered. This calculation considers the capital loss, uncollected interest and all administrative and legal expenses related to asset recovery management.

The portfolio is divided according to an exposure threshold to apply the most accurate treatment based on the nature of the debtor:
Significant Wholesale Exposures (Simulation Model)
For large debtors, a Montecarlo Simulation process is used to capture the interdependence between counterparties:

•	Sectoral Factors: scenarios are simulated to reflect the macroeconomic improvement or deterioration of specific sectors, such as agriculture, industry, or commerce.

•	Risk Adjustment: in the simulation, each client’s probability of default is stressed or improved according to the performance of the sector to which they belong.

•	Systemic Correlation: a correlation matrix based on historical delinquency series is used to ensure sectors interact realistically (for example, how a crisis in one sector affects others).
Retail and
Non-Significant
Wholesale Exposures (Vasicek Formula)
The Vasicek formula is applied to retail banking and small companies, following international standards:

•	Diversification Hypothesis: this model assumes that the portfolio is sufficiently large and atomized so that the specific risk of a single client is insignificant.

•	Correlations by Product: fixed correlation coefficients are assigned according to the product type, differentiating, for example, between mortgage loans and credit cards.
Concentration Risk
The model adds specific surcharges to cover the lack of diversification in the portfolio:

•	Individual Concentration: measures the risk derived from having a very high exposure to a single client or specific economic group.

•	Sectoral and Geographic Concentration: evaluates the risk of having an excess of loans in the same economic sector or region, which is critical in activities with high regional exposure.

•	Retail Concentration Surcharge: a multiplicative surcharge based on concentration rates is applied to adjust capital in portfolios that are not perfectly atomized.
Special Components

•	Country Risk: estimates potential losses in foreign trade operations due to the deteriorating situation in other countries.

•	Counterparty Credit Risk: applies to derivative operations and financial markets.

•	Indirect Concentration (Public Sector): evaluates the interdependence between the solvency of provincial governments and the payment capacity of public employees linked to them.

52.3	Securitization Risk
The debt securities represent collection rights on the assets of the trust, under the conditions established in the prospectus and/or constitutive contract. There may be different types of debt securities with different collection preferences and conditions.
A debt security generates exposure to Credit Risk and exposure to Interest Rate Risk, in the same way as a traditional credit operation does. The calculation and allocation methodologies of Economic Capital for this type of operations, it consists of including operations within the portfolios for which Economic Capital by Credit Risk and Interest Rate Risk are calculated and allocating a portion of the capital calculated based on the incidence of the potential losses that such operations could generate in the total losses of the portfolio.

52.4	Liquidity Risk
The liquidity risk is defined as the possibility that the Bank may not be able to comply with expected and unexpected current and future cash flows effectively, as well as guarantees, without affecting daily transactions or its financial position.
In addition, the market liquidity risk refers to the risk that the Bank may not be able to clear or delete a position at market price:

•	because the assets involved have no sufficient secondary market; or

•	due to market variations.
The Bank features policies regarding liquidity, the purpose of which is to manage liquidity efficiently, optimizing cost and diversification of funding sources, and maximizing the profit from placements through prudent management that ensures the necessary funds to allow the continuity of transactions and compliance with the rules and regulations in force.
In order to reduce the liquidity risk, the Bank has been established a policy with the following main aspects:
Assets: a high-liquidity assets portfolio will be maintained to cover at least 25% of total liabilities, comprising deposits, the corporate bonds issued by the Bank, the repo agreements taken and the financial and interbank loans borrowed.
Liabilities: to minimize the unintended effects of illiquidity, deriving from the possible withdrawal of deposits and the repayment of interbank loans taken, the Bank:

•	Seeks the proper diversification of financing sources to enable the constant availability of funds and fulfill institutional obligations within a market variability environment.

•	Gives priority to attracting retail deposits to have an atomized deposit portfolio and lower risks in relation to material withdrawals concentrated in a few depositors.

•	Does not depend excessively on obtaining repo transactions and interfinancial loans as a permanent funding source.
In addition, the Bank implemented a series a risk measurement and control tools, including the regular monitoring of liquidity gaps, separated by currency, as well as different liquidity ratios, including the
“bi-monetary
liquidity ratio”, “Liquidity Coverage Ratio” (LCR) and “Net Stable Funding Ratio” (NSFR), among others.
The Executive Risk Management Department regularly monitors compliance of the different levels set by the Board of Directors in relation to liquidity risk, which include minimum levels of liquidity, maximum concentration levels allowed by type of deposit and by type of customer, among others.
In the event of a liquidity crisis, the Bank has a contingency plan with different actions, like as follows:

•	Financing through call banking and repo agreements with the BCRA.

•	Spot sale of securities government portfolio.

•	Limit credit assistance to private sector.

•	Increase deposit rates in order to capture deposits.
The following table shows the liquidity ratios during the fiscal years 2025 and 2024, which arise from dividing net liquid assets, made up of cash and cash equivalents, by total deposits.

	2025	2024
December, 31	72.89%	79.37%
Average	70.62%	95.99%
Max	78.38%	112.28%
Min	63.35%	79.37%

The tables below summarize the maturity of the contractual cash flows of loans and other financing, before ECL, including interest and charges to be accrued until maturity of the contract as of December 31, 2025 and 2024:

Item	As of December 31, 2025

	Matured	Remaining terms to maturity						Total

		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Non-financial public sector	1,220	59,375,518	26,239,580	37,993,719	50,509,797	85,386,406	47,401,597	306,907,837
Financial sector		82,994,441	5,463,978	47,962,627	11,239,794	11,977,647	4,723,043	164,361,530
Non-financial private sector and foreign residents	182,690,382	3,700,091,598	1,564,945,424	1,928,426,444	2,149,684,416	2,076,187,676	2,862,730,872	14,464,756,812

Total	182,691,602	3,842,461,557	1,596,648,982	2,014,382,790	2,211,434,007	2,173,551,729	2,914,855,512	14,936,026,179

Item	As of December 31, 2024

	Matured	Remaining terms to maturity						Total

		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Non-financial public sector		6,731,257	16,899,947	17,484,351	42,610,046	45,539,985		129,265,586
Financial sector		82,296,676	230,986	319,790	11,028,493	2,088,618	5,107	95,969,670
Non-financial private sector and foreign residents	44,352,097	2,892,364,871	1,086,501,701	1,264,654,149	1,476,883,878	1,626,302,109	1,746,884,494	10,137,943,299

Total	44,352,097	2,981,392,804	1,103,632,634	1,282,458,290	1,530,522,417	1,673,930,712	1,746,889,601	10,363,178,555

Additionally, the tables below disclose the maturity of the contractual future cash flows of the financial liabilities, including interest and charges to be accrued until maturity of the contracts, as of December 31, 2025 and 2024:

Item	As of December 31, 2025
	Remaining terms to maturity						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Deposits	12,185,707,098	1,155,952,108	262,833,022	175,416,188	2,976,062	278,605	13,783,163,083
From the non-financial public sector	522,977,661	71,782,898	49,212,293	3,560			643,976,412
From the financial sector	18,619,134						18,619,134
From the non-financial private sector and foreign residents	11,644,110,303	1,084,169,210	213,620,729	175,412,628	2,976,062	278,605	13,120,567,537
Liabilities at fair value through profit or loss	14,716,259						14,716,259
Derivative financial instruments	40,722	15,642	442,365				498,729
Other financial liabilities	1,737,899,973	5,949,922	6,284,513	12,689,884	22,456,545	35,456,766	1,820,737,603
Financing received from the BCRA and other financial institutions	41,842,976	58,823,086	54,878,157	827,472	246,476		156,618,167
Issued corporate bonds			30,709,072	30,709,072	61,418,145	859,854,031	982,690,320
Subordinated corporate bonds			19,289,864	600,047,475			619,337,339

Total	13,980,207,028	1,220,740,758	374,436,993	819,690,091	87,097,228	895,589,402	17,377,761,500

Item	As of December 31, 2024
	Remaining terms to maturity						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Deposits	10,424,254,641	487,882,972	132,413,411	85,582,847	195,096	31,497	11,130,360,464
From the non-financial public sector	769,092,715	26,866,230	362,108	56,120,439			852,441,492
From the financial sector	15,815,880						15,815,880
From the non-financial private sector and foreign residents	9,639,346,046	461,016,742	132,051,303	29,462,408	195,096	31,497	10,262,103,092
Liabilities at fair value through profit or loss	9,449,740						9,449,740
Derivative financial instruments	379,012	593,459	548,636	217,445			1,738,552
Repo transactions	25,135,144						25,135,144
Other financial entities	25,135,144						25,135,144
Other financial liabilities	1,309,205,520	3,874,010	4,058,729	6,329,922	12,950,622	33,671,342	1,370,090,145
Financing received from the BCRA and other financial institutions	24,421,976	21,810,120	10,720,010	125,020	241,189	229,388	57,547,703
Issued corporate bonds		125,640	137,234	20,158,973			20,421,847
Subordinated corporate bonds			17,979,877	17,979,877	577,277,750		613,237,504

Total	11,792,846,033	514,286,201	165,857,897	130,394,084	590,664,657	33,932,227	13,227,981,099

52.5	Market Risk
Market risk is defined as the possibility of suffering losses in positions on and off the Bank’s balance sheet as a result of the adverse fluctuations in the market prices of different assets.
Market risks arise from interest rate, currency and price positions, all of which are exposed to general and specific market changes and changes in the price volatility such as interest rates, credit margins, foreign currency exchange rates and prices of shares and securities, among others.
The Bank determines the market risk exposure arising from the fluctuation in the value of portfolios of investments for trading, which result from changes in market prices, the Bank’s net positions in foreign currency, and government and private securities with normal quoted prices.
These risks arise from the size of the Bank’s net positions and/or the volatility of the risk factors involved in each financial instrument.
The Bank features Market Risk Management Policies in which the Bank establishes the proceedings to monitor and control risks derived from the variations in the quotes of financial instruments in order to optimize the risk-return ratio, making use of the appropriate structure of limits, models and management tools. In addition, the Bank features proper tools and proceedings allowing the Risk Management Committee and the Assets and Liabilities Committee to measure and administer this risk.
Risks to which those investment portfolios are exposed are monitored through Montecarlo simulation techniques of “Value at Risk” (VaR). The Bank applies the VaR methodology to calculate the market risk of the main positions adopted and the expected maximum loss based on a series of assumptions for a variety of changes in market conditions.
In order to carry out the abovementioned simulation, the Bank needs to have the Price historical series of those instruments that compose the portfolio.
The method consists in creating return or price scenarios concerning an asset through the generation of random numbers. This is based on the selection of a stochastic model describing the performance of prices for each asset with the resulting specification of certain parameters required for calculation purposes. The model used is the geometric Brownian motion.
Once all “n” potential scenarios are obtained for valued positions, the P&L vector must be calculated as the difference between the estimated value of the future portfolio and its value upon calculation. Then profit and loss will be placed in order to obtain the value at risk according to the 99% percentage applied.
Finally, the Economic Capital by market risk is obtained as the difference between the current value of the portfolio and the critical value previously obtained.

52.6	Interest Rate Risk
The interest rate risk is defined as the possibility that changes occur in the Bank’s financial condition as a result of adverse interest rate fluctuations with a negative impact on the Shareholders’ equity and profit or loss.
Within the framework of the interest rate risk management the Bank features a series of policies, procedures and internal controls included in the Structural Risk Management.
The Bank monitors the net present value of its assets, liabilities and off balance sheet items, upon certain disturbance scenarios and interest rate stress through Montecarlo simulation techniques.
For this purpose, the maximum potential loss is determined considering a temporal line of three months and 99% confidence level interval.
The Equity Value Model (EVM) is determined as the net sum of cash flows (interest and principal losses) that the Bank can generate, discounted at market interest rate curve. If the market interest rate curve used for the discount is affected, the effect of such variation impacts directly on the value of the Bank. Generally speaking, reports related to EVM seek to analyze the Bank’s long-term solvency.
It is noteworthy that the use of that approach does not avoid losses beyond those limits in the event of the most significant market changes.

As of December 31, 2025 and 2024, the Bank’s economic capital by type of risk is as follows:

Economic capital (EC – in millions)	12/31/2025	12/31/2024
Interest rate risk	397,389	244,874
Currency exchange rate risk	11,113	105,025
Price risk	119,314	38,976

52.7	Foreign Currency Exchange Rate Risk
The Bank is exposed to fluctuations in foreign currencies exchange rates in its financial position and cash flows. The larger proportion of assets and liabilities kept are related to US dollars.
The foreign currency position includes assets and liabilities expressed in pesos at the exchange rate as of the closing dates mentioned below. An institution’s open position comprises assets, liabilities and memorandum accounts stated in foreign currency, where an institution assumes the risk. Any devaluation / revaluation of those currencies affect the Bank’s statement of income.
The Bank’s open position, stated in Argentine pesos by currency, is disclosed in Note 27.

52.8	Operational Risk
Operational risk is defined as the risk of loss arising from the inadequacy or failure of internal processes, human errors or system failures, or those originated by external events, regardless of whether its impact results in economic loss or not.
This definition includes the Legal Risk but excludes the Strategic Risk and Reputational Risk.
Within such framework, the legal risk comprises the exposure to penalties, sanctions or other economic consequences or results for failure to comply with any rule or regulation or contractual obligation. It also arises as a consequence of failures in contracts and transactions resulting from malicious actions, negligence, or unintentional acts that affect the formalization or execution of contracts.”
On the other hand, the Bank implemented an operational risk management system that meets the guidelines and provisions established by the BCRA in its Communiqué “A” 5398, as amended.
The operating risk management system is formed by:

•	Organizational structure: the Bank has a Non-Financial Risk Management Department that is in charge of managing operational risk and a Risk Management Committee.

•
Policies: the Bank has a “Manual for the Operational Risk Management” approved by the Board of Directors, which define the main concepts, roles and responsibilities of the Board of Directors, the Senior Management and all the areas involved in this risk management.

•
Procedures: the Bank features a procedure for the “Collection of events and losses from Operational Risk” that includes a process to gather the Operational Events and Losses to register on a systematic basis the frequency, severity, category and other relevant aspects related to the events and losses from Operational Risk.

•	Computer Systems: the Bank has computer systems that allow managing all Operational and Technology Risks.

•	Database: the Bank has an operational risk event database prepared pursuant to the guidelines established in Communiqué “A” 4904, as supplemented.

•
Information systems to measure risks: the
Non-Financial
Risk Management Department generates and sends, on a regular basis, reports to the Board of Directors, the Risk Management Committee and the Senior Management. With such reports the Risk Management Department communicates the results of the follow-up
of the management of the main risks to which the Bank is exposed.

At the meeting of the Risk Management Committee, the
Non-Financial
Risk Management Department shall submit for consideration the results of the performance of such department and the reports issued during the period under analysis. The resolutions adopted by the Committee shall be recorded in Minutes to be considered by the Board of Directors, who shall subsequently approve, in this manner, the performance and risk level of the analyzed period.
Banco Macro’s methodology for calculating Economic Capital (EC) for Operational Risk is based on a statistical modeling approach that integrates objective and subjective data to estimate the maximum loss resulting from failure events in processes, personnel, systems or external events.
Considering that the Holding Period represents the time required to change the portfolio’s risk profile, this concept is highly variable for Operational Risk, as it depends on each risk (for example, the time required to secure insurance differs from the time required to improve processes to prevent third-party fraud against retirees). In this sense, a one-year
assessment period will be applied, in accordance with usual market practice.
It is important to note that the consideration of loss events is limited to those that generate a negative impact recorded in profit or loss accounts or in the Bank’s financial position.
Information Sources
The model relies on two main sources, which are combined to enhance robustness:

•	Event Database: a historical record of losses over the last 10 year, with amounts adjusted for inflation using the CER index.

•	Self-assessment questionnaires: expert opinions to estimate the frequency (how often it occurs) and severity (how much it costs) of risks under medium and pessimistic scenarios.
Data Treatment and Grouping

•	Risks are grouped into 9 homogeneous categories (for example, Card Fraud, Lawsuits, IT Risks) to be modeled individually.

•
Credibility Analysis: Credibility Theory is used to weight both sources. If the event database is solid and has sufficient data, it receives a greater weight; otherwise, expert judgment from self-assessments is prioritized.

•	Outliers: extraordinary events are excluded from the main model to avoid biasing the distribution, but they are calculated separately through a specific methodology to ensure their risk is covered.
Simulation Engine
The Bank employs a Montecarlo Simulation (100,000 iterations) to form an annual total loss distribution:

•	Distributions: each risk group is fitted to a statistical distribution (such as Log-Normal, Gamma or Weibull) validated through goodness-of-fit tests, such as Chi-cuadrado or Kolmogorov-Smirnov.

•
Correlation: to ensure the model is realistic, the Cholesky Transformation is used, allowing risks to interact with each other as they do in practice (avoiding the assumption that all risks are independent).

Capital Calculation and Allocation
Economic Capital is defined as the Maximum Expected Loss at a 99.9% confidence level over a one-year
time frame. This value is adjusted by deducting accounting allowances already established and adding outliers and external event components.

52.9	Reputational Risk
Reputational Risk is defined as the possibility that a negative perception of the entity by clients, investors, shareholders or other market participants affects its ability to maintain business relationships or access funding sources.
The calculation of total Economic Capital (EC) is obtained by adding the capital requirements calculated independently for five specific risk sources. The approach focuses primarily on the protection of retail or
“non-qualified”
investors, assuming that individuals do not necessarily have the technical knowledge to understand certain complex risks.
Managed Portfolios
This service consists of the management of loans that are not held on the Bank’s balance sheet (third-party funds, such as municipalities). The risk arises from a potential inadequate management that could damage the public image.
The Vasicek Model (Basel standard) is used, applying credit risk parameters such as Probability of Default (PD), Loss given Default (LGD) and Exposure at Default (EAD). The confidence level used is 99.9%.

Corporate Bonds (ONs)
The Bank acts as a placement agent for third-party debt to retail investors. If the issuer defaults, the investor may perceive the Bank as responsible.
Basel credit risk methodology is applied. PDs are adjusted based on the instrument’s credit rating and its remaining time to maturity. An LGD of 45% is assumed for senior corporate claims.
Mutual Funds (FCI)
The risk focuses on retail clients (specific mutual fund shares for individuals) who may suffer losses due to market fluctuations and perceive inadequate advisory services by the Bank.
A Historical Simulation of Value at Risk (VaR) approach is used, with a
10-day
holding period and a 99% confidence level. The historical fund returns since 2017 are analyzed to estimate the maximum potential loss in extreme scenarios.
Shares
Refers to the risk that a reputational event causes a fall in Banco Macro’s share Price, affecting its capitalization and its ability to raise funds.
The model aims to isolate the “purely reputational impact”. To such end, the variation in Banco Macro’s share price is compared against the performance of an index of competing systemic banks. Capital is calculated based on the excess fall of Banco Macro with respect to the system’s minimum, multiply by the total value of issued shares.
Deposits
Linked to the volatility of demand deposits. A negative reputational event could cause massive withdrawals above the financial system average.
The “excess fall” of Banco Macro’s deposits compared to the system is estimated at a 99% confidence level. Capital is determined by calculating the “opportunity cost” incurred by the Bank due to the loss of that funding, net of technical reserve requirements.

52.10	Strategic Risk
Strategic Risk is defined as the risk of incurring losses due to an inadequate business strategy or adverse changes in the estimates and objectives supporting it. The Bank uses the Business Plan as the basis for assessing the financial impact of failing to achieve projected targets.
The methodology calculates the capital required to absorb unexpected losses through two main pillars over a one-year
time frame.
Balances Pillar (Loans and Deposits)
This analysis focuses on the impact of failing to fulfill the business volumes planned on the balance sheet.

•	Critical amount: difference between the balances projected by the Bank and a “critical deviation” scenario, based on the actual historical performance of the portfolio.

•
Loss calculation: capital is obtained by multiplying that balance not achieved by a rate spread. For loans, the lost margin is measured and compared against an alternative investment; for deposits, the opportunity cost of not having such funding is measured.

•	Evaluated Lines: includes the products with the greatest weight on the balance sheet, such as personal loans, credit cards, overdrafts, time deposits and saving accounts.
Earnings Pillar (Income and Expenses)
This pillar evaluates the sensitivity of operating accounts to deviations in strategic execution.

•	Key Accounts: the focus is on the Service Margin (commissions) and Administrative Expenses.

•	Data Processing: actual results are compared against those historically planned. To ensure accuracy, data is adjusted for inflation, isolating the planning error from the purely macroeconomic effect.

Determination of Final Capital
The Bank uses a historical data series to identify the greatest stress scenarios. The total capital requirement is consolidated as follows:

•	Integration: the results from the Balances Pillar and the Earnings Pillar are aggregated.

•	Tax Adjustment: the current tax rate is applied to the resulting amount.

•	Tolerance Threshold: an acceptable margin of variation within the normal business management is deducted.
This methodological framework ensures that the Bank maintains a sufficient capital reserve to withstand failure in its strategy implementation or unexpected changes in the competitive environment.